Income Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic			$ (1)	$ 24	$ (42)
Foreign			347	359	316
Income before income taxes	$ 207	$ 192	$ 346	$ 383	$ 274